Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
7.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of September 30,
	2024	2023
Land use rights	$1,017,360	$978,539
Patent	143,270	137,554
Digital factory operation management system	171,842	103,443
Mask customization system	38,239	36,781
Subtotal	1,370,711	1,256,317
Less: accumulated amortization	326,649	257,867
Intangible assets, net	$1,044,062	$998,450

Amortization expenses were $56,923, $53,220 and $48,682 for the years ended September 30, 2024, 2023 and 2022, respectively.

The following table presents future amortization as of September 30, 2024:

Year ending September 30,	Amount
2025	$71,087
2026	71,087
2027	65,150
2028	55,066
2029	46,571
Thereafter	735,101
$1,044,062